Equity Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock Based Compensation
Note 12. Equity Based Compensation
We issue equity based compensation pursuant to the employee and director long-term incentive plan of SmartStop Self Storage REIT, Inc. (the “Plan”). Pursuant to the Plan, we are able to issue various forms of equity based compensation. Through September 30, 2020, we have issued equity based awards in two forms: (1) restricted stock awards consisting of shares of our common stock and (2) long-term incentive plan units of our Operating Partnership (“LTIP Units”).
Through March 2020, we had only issued restricted stock, which shares are subject to a time based vesting period. In April 2020 the Compensation Committee of the Board of Directors approved the 2020 executive compensation program for our executive officers, which included (1) performance based awards, and (2) time based awards. For both such awards the recipient could choose either LTIP Units or restricted stock consisting of shares of our common stock.
The fair value of the restricted stock and the LTIP Units was determined based on an estimated value per share, adjusted for an illiquidity discount due to the illiquid nature of the underlying equity. The fair value of the LTIP Units was further adjusted by applying an additional discount as the LTIP Units are not initially economically equivalent to our restricted stock. For the performance based awards, a fair value was determined for each performance ranking scenario, with stock compensation expense recorded using the fair value of the scenario determined to be probable of achievement.

Time Based Awards
We have granted various time based awards, which generally vest ratably over either one, three, or four years commencing in the year of grant, subject to the recipient’s continued employment or service through the applicable vesting date. All grants of time based restricted stock have limitations on transferability during the vesting period, and the grantee does not have the ability to vote any unvested shares. Transferability during the vesting period depends upon when the grant was made, as follows (i) with respect to grants of time based restricted stock made prior to April 2020, the restriction on transfers applies to the entirety of the grant, regardless of vesting, and (ii) with respect to grants of time based restricted stock made in or subsequent to April 2020, the restriction on transfer applies only to the unvested portion of the restricted stock.
With respect to grants of time based restricted stock made to our executive officers in 2020, distributions began to accrue effective January 1, 2020 and are payable as distributions are paid on our Class A Shares without regard to whether the underlying restricted shares have vested. With respect to all other outstanding grants of time based restricted stock, distributions accrue on non-vested
shares granted and are paid when the underlying restricted shares vest.
Holders of time based LTIP Units receive allocations of profits and losses with respect to the LTIP Units as of the effective date, distributions from the effective date in an amount equivalent to the distributions declared and paid on our Class A Shares, and the same voting rights as holders of common units, voting as a class with each LTIP Unit holder having one vote per LTIP Unit held. Prior to vesting, time based LTIP Units generally may not be transferred, other than by laws of descent and distribution.
The following table summarizes the activity related to our time based awards:

	Restricted Stock		LTIPs
Time Based Award Grants	Shares	Weighted-Average Grant-Date Fair Value	Units	Weighted-Average Grant-Date Fair Value
Unvested at December 31, 2018	21,438	$10.38	$—	$—
Granted	251,993	9.48	—	—
Vested	(7,625)	10.29	—	—
Forfeited	—	—	—	—

Unvested at December 31, 2019	265,806	9.53	—	—
Granted	72,383	9.78	214,521	9.09
Vested	(81,618)	9.57	—	—
Forfeited	(6,567)	9.78	—	—

Unvested at September 30, 2020	250,004	$9.58	214,521	$9.09

Performance Based Awards
With respect to performance based awards, the number of shares of restricted stock granted as of the grant date equaled 100% of the targeted award, whereas the number of LTIP Units granted as of the grant date equaled 200% of the targeted award. The targeted award for each executive was determined and approved by the Compensation Committee of our Board of Directors. The actual number of shares of restricted stock or LTIP Units, as applicable, to be issued upon vesting may range from 0% to 200% of the targeted award, such determination being based upon the results of the performance measure. Performance based awards vest based upon our performance as ranked amongst a peer group of self storage related companies. This comparison will be conducted using a performance measure of average annual same-store revenue growth, analyzed over a three-year period. Earned awards for the 2020 grant will vest, as applicable, no later than March 31, 2023.

Recipients of performance based restricted stock accrue distributions during the performance period, and such distributions will only be payable on the date that any such shares of restricted stock vest, based upon the performance level attained. Recipients of performance based LTIP Units are issued LTIP Units at 200% of the targeted award and are entitled to receive distributions and allocations of profits and losses with respect to the performance based LTIP Units as of the effective date of January 1, 2020 in an amount equal to 10% of the distributions and allocations available to such LTIP Units, until the Distribution Participation Date (as defined in the Partnership Agreement). The remaining 90% of distributions will accrue and will be payable on the Distribution Participation Date based upon the performance level attained and number of performance based LTIP Units that vest. Following the Distribution Participation Date, recipients will be entitled to receive the full amount of distributions and allocations of profits and losses with respect to the vested performance-based LTIP Units, such amount being equivalent to distributions declared and paid on our Class A Shares.
The following table summarizes our activity related to our performance based awards:

	Restricted Stock		LTIPs
Performance Based Award Grants	Shares	Weighted-Average Grant-Date Fair Value	Units	Weighted-Average Grant-Date Fair Value
Unvested at December 31, 2019	—	$—	—	$—
Granted	5,752	9.78	130,638	9.09
Vested	—	—	—	—
Forfeited	—	—	—	—

Unvested at September 30, 2020	5,752	$9.78	130,638	$9.09

Holders of performance based restricted stock do not have any rights as a stockholder with respect to the unvested portion of such restricted stock awards. Prior to vesting, shares of performance based restricted stock generally may not be transferred, other than by laws of descent and distribution.
Holders of performance based LTIP Units have the same voting rights as holders of common units, voting as a class with each LTIP Unit holder having one vote per LTIP Unit held. Prior to vesting, performance based LTIP Units generally may not be transferred, other than by laws of descent and distribution.
LTIP Units are designed to qualify as “profits interests” in the Operating Partnership for federal income tax purposes. The profits interests’ characteristics of the LTIP Units mean that initially they will not be treated as economically equivalent in value to a common unit and the issuance of LTIP Units will not be a taxable event to the Operating Partnership or the recipient. If and when certain events occur pursuant to applicable tax regulations and in accordance with the Partnership Agreement, LTIP Units may increase in value over time and become equivalent to common units of limited partnership interest of our Operating Partnership on a one-for-one
basis.
As of September 30, 2020, 5,330,483 shares of stock were available for issuance under the Plan.
We recorded approximately $0.5 million and $1.2 million of equity based compensation expense, primarily in general and administrative expense and to a lesser extent, in property operating expenses, within our consolidated statements of operations for the three and nine months ended September 30, 2020, respectively. As of September 30, 2020, there was approximately $4.2 million of total unrecognized compensation expense related to non-vested
equity awards. Such cost is expected to be recognized over a weighted-average period of approximately 2.7 years.

Note 11. Stock Based Compensation
We issue stock based compensation pursuant to the employee and director long-term incentive plan of SmartStop Self Storage REIT, Inc. (the “Plan”). Pursuant to the Plan, we are able to issue various forms of stock based compensation. Through December 31, 2019 we had only issued restricted stock grants, which are subject to a vesting period over which the restrictions are released and the stock is issued in book entry form to the grantee. During the vesting period, the grantee is not permitted to sell, transfer, pledge, encumber or assign shares of non-vested
restricted stock granted under the Plan and the grantee does not have the ability to vote the shares. Any dividends accrued on non-vested
shares will be paid, if and when the underlying restricted shares vest. Generally the shares vest over an approximate four-year period which begins on the date of grant.
As of December 31, 2019, 5,630,071 shares were available for issuance under the Plan.
We recorded approximately $405,000 of expense in general and administrative expense in our consolidated statements of operations related to restricted stock granted to employees and directors for the year ended December 31, 2019. As of December 31, 2019, there was approximately $2.2 million of total unrecognized compensation expense related to non-vested
restricted stock awards. Such cost is expected to be recognized over a weighted-average period of 3.9 years.

Restricted Stock Grants	Shares	Weighted-Average Grant-Date Fair Value
Non-Vested at December 31, 2018	21,438	$10.38
Granted	251,993	9.48
Vested	(7,625)	10.29

Non-Vested at December 31, 2019	265,806	$9.53